Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0005	$ 0.0005
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,549,810	21,549,810
Common Class A [Member]
Common stock, par value	$ 0.0005	$ 0.0005
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	11,116,470	11,116,470
Common Class B [Member]
Common stock, par value	$ 0.0005	$ 0.0005
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	10,433,340	10,433,340